RESEARCH AND DEVELOPMENT	12 Months Ended
May 31, 2026
Selling, general and administrative expense [abstract]
RESEARCH AND DEVELOPMENT [Text Block]

16. RESEARCH AND DEVELOPMENT

Research and development expenses recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Project related expenses (Note 17)	2,305,804	1,742,825
Salary costs allocated (Note 17)	4,786,811	3,348,280
Payments to research partners	92,984	116,482
Professional fees - patent development costs	288,118	251,231
Total research and development	7,473,717	5,458,818